Property, plant and equipment, net (Details 1) - Gold [Member] - Minera Yanacocha SRL and subsidiary [Member]	12 Months Ended
Dec. 31, 2017 USD ($)
Current period [Member]
Property, plant and equipments,net [Line Items]
Commodity price used to estimate future revenues	$ 1,221
Long term period [Member]
Property, plant and equipments,net [Line Items]
Commodity price used to estimate future revenues	$ 1,300